8. Income Taxes (Details - Income tax provision) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Federal
Current			$ 63,395			$ 366,374
Deferred			(13,647)			13,969
State and Local
Current			22,327			190,383
Deferred			(5,031)			5,147
Income tax provision	$ 0	$ 0	$ 67,044	$ 0	$ 0	$ 575,873